Accounting principles (Policies)	12 Months Ended
Dec. 31, 2021
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Basis for preparation
2.1 Basis for preparation
The Consolidated Financial Statements of Cellectis as of and for the year ended December 31, 2021 were approved by our Board of Directors on March 3, 2022.
Our Consolidated Financial Statements are presented in U.S. dollars. See Note 2.3.
The Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and in conformity with IFRS as endorsed by the European Union.
The Consolidated Financial Statements have been prepared using the historical cost measurement basis except for certain assets and liabilities that are measured at fair value in accordance with IFRS.
IFRS include International Financial Reporting Standards (“IFRS”), International Accounting Standards (“the IAS”), as well as the interpretations issued by the Standards Interpretation Committee (“the SIC”), and the International Financial Reporting Interpretations Committee (“IFRIC”). The significant accounting methods used to prepare the Consolidated Financial Statements are described below.
Application of new or amended standards or new amendments
The following pronouncements and related amendments have been adopted by us from January 1, 2021 with significant impact on the Consolidated Financial Statements:

•	IFRS Interpretation Committee Decision on configuration or Customization Costs in a Cloud Computing Arrangement (IAS 38 Intangible Assets) (published on April 27, 2021). See note 5.
The following pronouncements and related amendments have been adopted by us from January 1, 2021 but had no significant impact on the Consolidated Financial Statements:

•
Interest Rate Benchmark Reform – Phase 2: Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16. The amendments provide temporary reliefs which address the financial reporting effects when an interbank offered rate (IBOR) is replaced with an alternative nearly risk-free interest rate (RFR).

•	Amendments to IFRS 16 Leases: COVID-19-Related Rent Concessions (issued on March 31, 2021 and effective for the accounting periods as of April 1, 2021).

•	IFRS Interpretation Committee Decision Attributing Benefit to Periods of Service (IAS 19) (published on May 24, 2021).
Standards, interpretations and amendments issued but not yet effective
The following pronouncements and related amendments are applicable for first quarter accounting periods beginning after January 1, 2022 or January 1, 2023, as specified below. We do not anticipate that the adoption of these pronouncements and amendments will have a material impact on our results of operations, financial position or cash flows.
•	Amendments to IAS 37 – Onerous Contracts: Cost of Fulfilling a Contract (Effective for the accounting periods as of January 1, 2022)

•	Amendments to IAS 16 – Property, Plant and Equipment: Proceeds before Intended Use (Effective for the accounting periods as of January 1, 2022)

•	Amendments to IFRS 3 – Reference to the Conceptual Framework (Effective for the accounting periods as of January 1, 2022)

•	IFRS 9 Financial Instruments – Fees in the ’10 per cent’ Test for Derecognition of Financial Liabilities (Effective for the accounting periods as of January 1, 2022)

•	IFRS 17 – Insurance Contracts (Effective for the accounting periods as of January 1, 2023)

•	Amendments to IAS 8 – Definition of Accounting Estimates (issued on 12 February 2021 and Effective for the accounting periods as of January 1, 2023)

•	Amendments to IAS 1 and IFRS Practice Statement 2 –Disclosure of Accounting Policies (Effective for the accounting periods as of January 1, 2023)

•	Amendments to IAS 1 – Classification of Liabilities as Current or Non-current (Effective for the accounting periods as of January 1, 2023)

•
Amendments to IAS 12 – Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction (issued on 8 May 2021 and Effective for the accounting periods as of January 1, 2023)

Currency of the financial statements
2.2 Currency of the financial statements
The Consolidated Financial Statements are presented in U.S. dollars, which differs from the functional currency of Cellectis, which is the euro.
All financial information (unless indicated otherwise) is presented in thousands of U.S. dollars.
The statements of financial position of consolidated entities having a functional currency different from the U.S. dollar are translated into U.S. dollars at the closing exchange rate (spot exchange rate at the statement of financial position date) and the statements of operations, statements of comprehensive income (loss) and statements of cash flow of such consolidated entities are translated at the average period to date exchange rate. The resulting translation adjustments are included in equity under the caption “Currency Translation Adjustments” in the Consolidated Statements of Changes in Shareholders’ Equity.

Basis of consolidation
2.3 Basis of consolidation
Going concern
The consolidated financial statements were prepared on a going concern basis. With cash and cash equivalents of $185,636 thousand as of December 31, 2021, the Company believes it has sufficient resources to continue operating for at least twelve months following the consolidated financial statements’ publication.
Accounting policy
We control all the legal entities included in the consolidation. An investor controls an investee when the investor is exposed to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Control requires power, exposure to variability of returns and a linkage between the two.
To have power, the investor needs to have existing rights that give it the current ability to direct the relevant activities that significantly affect the investee’s returns.
In order to ascertain control, potential voting rights which are substantial are taken into consideration.
Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary.
All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full consolidation.
Consolidated entities
For the year ended December 31, 2021, the consolidated group of companies (sometimes referred to as the “Group”) includes Cellectis S.A., Cellectis, Inc., Cellectis Biologics Inc. and Calyxt.

As of December 31, 2021, Cellectis S.A. owns 100% of Cellectis, Inc., which owns 100% of Cellectis Biologics, Inc., and approximately 61.8% of Calyxt’s outstanding shares of common stock. As of December 31, 2020, Cellectis S.A. owned 100% of Cellectis, Inc. and approximately 64.7% of Calyxt’s outstanding shares of common stock.
On September 21, 2021, Calyxt entered into an ATM Program. Under the terms of the ATM Program, Calyxt may, from time-to-time,
issue common stock having an aggregate offering value of up to $50.0 million. At its discretion, Calyxt determines the timing and number of shares to be issued under the ATM Program.
As of December 31, 2021, the Company had issued approximately 1.4 million shares of common stock under the Program. Calyxt’s balance of cash and cash equivalents includes $3.9 million of net proceeds from those sales, and another $0.2 million of cash was received in early January 2022 following the settlement of those sales with the broker.
Non-controlling
interests
Non-controlling
shareholders hold a 38.2% interest in Calyxt as of December 31, 2021 and a 35.3% interest in Calyxt Inc as of December 31, 2020. These non-controlling
interests were generated during the initial public offering of Calyxt and a subsequent follow-on
offering, as well as through vesting and exercises of equity awards and Calyxt’s ATM Program.

Foreign currency
2.4 Foreign currency
Foreign currency transactions and balances
Significant transactions in foreign currencies are translated into the respective functional currencies at the exchange rates effective at the transaction dates, otherwise the average rate of the previous month is used for non-significant
transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the exchange rate effective at the period end date.
The resulting exchange gains or losses are recorded in the consolidated statements of operations in financial gain (loss).
Foreign currency translation
The assets and liabilities of foreign operations having a functional currency different from the euro are translated into euros at the period end exchange rate. The income and expenses of foreign operations are translated into euros using the average exchange rate for the reporting period
.
Gains and losses arising from currency translation are recognized in other comprehensive loss.
Consolidated financial statements are then converted into dollars using the method described in Note 2.2.
The difference in effect of exchange rate changes on cash and cash equivalents between the statements of consolidated operations and consolidated cash flows is mainly explained by the following elements:

•	the differential between the average exchange rate and the period end rates applied to the cash flows of the period;

•	the differential between the opening exchange rates and the period end exchanges rate applied on our opening cash and cash equivalents balance denominated in dollars; and

•	the foreign exchange rate impact of the conversion of the financial statements of our US subsidiaries.

Use of judgment, estimates and assumptions
2.5 Use of judgment, estimates and assumptions
The preparation of these consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, including the disclosure of contingent liabilities. Actual amounts may differ from those estimates.
The Group’s exposure to risks and uncertainties is disclosed in Note 8.3: Financial instruments risk management and policies.

Estimates and assumptions
The key assumptions concerning the future and other key sources of estimation uncertainty at the period end date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

•	Revenue Recognition: Collaboration Agreements and Licenses, Sales of Products and Services (Note 3.1)

•	Research Tax Credit (Note 3.1)

•	Share-Based Compensation (Note 16)

•	Provisions for risks and charges (Note 18)